Exhibit 99.5

Rebuttal Findings 03.11.2026

Seller:

Deal ID:

Total Loan Count: 528

Loans by Grade in Population
Loan Grade	Count	Percentage
1	388	73.48%
2	100	18.94%
3	40	7.58%

Trade Summary
Loan Status	Count	Percentage
Review Complete	487	92.23%
In Rebuttal	41	7.77%

Rebuttal Findings 03.11.2026

Seller:

Deal ID:

Total Loan Count: 528

				Finding Status				Final Finding Grade
Initial Findings Grade	Count	Rebuttal Received	Responses Given	Open	Resolved	UpHeld	Void	3	4	2	1
3	152	140	140	39	113	0	0	40	0	103	9
4	4	4	4	0	4	0	0	0	0	0	4
2	2	1	1	2	0	0	0	0	0	2	0
1	1426	1	1	1426	0	0	0	0	0	0	1426

		Initial Finding Grade			Final Finding Grade
Exceptions	Count	3	4	2	3	4	2
Compliance	22	21	0	1	13	0	1
Security Instrument - Missing Rider/Addendum	9	9	0	0	9	0	0
Security Instrument - Name Discrepancy	6	6	0	0	2	0	0
Security Instrument - Incomplete	3	3	0	0	2	0	0
ROR - Other	2	2	0	0	0	0	0
HELOC Brochure - Late	1	0	0	1	0	0	1
Security Instrument - Inaccurate	1	1	0	0	0	0	0
Credit	5	1	4	0	0	0	0
Income - Missing Income Documents	4	0	4	0	0	0	0
DTI - Exceeds Guidelines - originator (not pcqc eligible)	1	1	0	0	0	0	0
Valuation	131	130	0	1	27	0	104
Appraisal - Value is not supported within a 10% variance	130	130	0	0	27	0	103
Appraisal - Value is supported within 10% of original appraisal amount	1	0	0	1	0	0	1